Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Discontinued Operations And Disposal Groups [Abstract]
Sale of railroad construction, repair business and environmental business	$ 3.1